Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	$ 100,051
Balance at ending	99,174
Goodwill
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	100,051
Currency translation adjustments	(877)
Balance at ending	$ 99,174